Investments: Investments in Debt Securities (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Amortized cost of debt securities available for sale	$ 7,903	$ 6,144
US Government Agencies Debt Securities
Amortized cost of debt securities available for sale	2,697	2,403
Available-for-sale Debt Securities Gross Unrealized Gain	267	153
Available-for-sale Securities, Debt Securities	2,964	2,556
Residential Mortgage Backed Securities
Amortized cost of debt securities available for sale	5,206	3,741
Available-for-sale Debt Securities Gross Unrealized Gain	404	259
Available-for-sale Securities, Debt Securities	5,610	4,000
Debt Securities
Amortized cost of debt securities available for sale	7,903	6,144
Available-for-sale Debt Securities Gross Unrealized Gain	671	412
Available-for-sale Securities, Debt Securities	$ 8,574	$ 6,556